Schedule of generation concession agreements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	R$ 6,929,456
Intangible assets, ending	9,215,560	R$ 6,929,456
Generation Concession Agreement In Service [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	195,622	209,467
ANEEL grant - use of public property	63,446
Amortization of quotas - concession and authorization		(17,527)
Capitalizations for intangible in service	1,823	3,682
Amortization of quotas - concession and authorization	(72,148)
Hydrological Risk Renegotiation	1,570,543
Intangible assets, ending	1,759,286	195,622
Generation Concession Agreement Concession Authoriztion Rights [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	358,218	373,204
Amortization of quotas - concession and authorization		(14,986)
Effect of acquisition of control of Vilas Complex	277,120
Goodwill arising from the business combination	94,221
Amortization of quotas - concession and authorization		(14,987)
Intangible assets, ending	714,572	358,218
Generation Concession Agreement [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	553,840	582,671
ANEEL grant - use of public property	65,269	3,682
Amortization of quotas - concession and authorization		(32,513)
Effect of acquisition of control of Vilas Complex	277,120
Goodwill arising from the business combination	94,221
Amortization of quotas - concession and authorization	(87,135)
Hydrological Risk Renegotiation	1,570,543
Intangible assets, ending		553,840
Generation Concession Agreement In Progress [Member]
IfrsStatementLineItems [Line Items]
ANEEL grant - use of public property	1,823	3,682
Capitalizations for intangible in service	R$ (1,823)	R$ (3,682)